Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (First Prospectus Summary) | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund
Government & High Quality Bond Fund
Objective:
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class and The Costs of
Investing" beginning on page 24, of the Fund's prospectus and "Multiple Class
Structure" beginning on page 30 of the Fund's Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Government & High Quality Bond Fund f/k/a Mortgage Securities Fund	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government & High Quality Bond Fund f/k/a Mortgage Securities Fund		Class A	Class B	Class C	Class P
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.17%	0.33%	0.16%	0.41%
Total Annual Fund Operating Expenses		0.92%	1.83%	1.66%	0.91%
Expense Reimbursement	[1]	0.04%	0.18%	0.03%	0.21%
Total Annual Fund Operating Expenses after Expense Reimbursement		0.88%	1.65%	1.63%	0.70%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses attributable to Class A, Class B, and Class C shares and, expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.65% for Class B, and 1.63% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	313	505	716	1,324
Class B	668	945	1,161	1,883
Class C	266	518	897	1,960
Class P	72	254	469	1,086

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Government & High Quality Bond Fund f/k/a Mortgage Securities Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	313	505	716	1,324
Class B	168	545	961	1,883
Class C	166	518	897	1,960
Class P	72	254	469	1,086

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
104.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by
Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration  between one and
4.5 years. The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by
S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.
The Fund may actively trade portfolio securities.
Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S.
government-sponsored or -chartered enterprises such as the Federal Home Loan
Mortgage Corporation, the Federal National Mortgage Association, and the Federal
Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the
Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on May 4, 1984. The Class P shares were first sold on September 27,
2010.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the Q3 '01 3.50% bar chart above: Lowest return for a quarter during the period of the bar Q2 '04 -1.23% chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Government & High Quality Bond Fund f/k/a Mortgage Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	3.47%	5.30%	4.64%
Class B	Class B Return Before Taxes	(0.05%)	4.63%	4.27%
Class C	Class C Return Before Taxes	3.87%	4.98%	4.10%
Class P	Class P Return Before Taxes	6.10%	5.84%	4.90%
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	2.18%	3.76%	3.02%
After Taxes on Distributions and Sales Class A	Class A Return After Taxes on Distribution and Sale of Fund Shares	2.24%	3.61%	2.99%
Barclays Capital MBS Fixed Rate Index	Barclays Capital MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	6.32%	6.61%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B, Class C and Class P shares.